Schedule of other payables and accrued liabilities (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Advanced invoice amount percentage	80.00%
Retain invoice amount percentage	20.00%
Carrying amount of accounts receivable	$ 25,877	$ 143,761
Interest expense	$ 53,535	$ 13,063